Vessels and other fixed assets, net (Tables)	6 Months Ended
Jun. 30, 2012
Vessels and other fixed assets, net (Abstract)
Schedule of vessels and other fixed assets, net
	December 31, 2011	June 30, 2012
Cost
Vessels	$876,778	$772,982
Other fixed assets	587	642
Impairment charge	(62,020)	-
Total cost	815,345	773,624
Accumulated depreciation	(176,813)	(165,386)
Vessels and other fixed assets, net	$638,532	$608,238